Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2017 $	December 31, 2016 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2022	629,667	291,764
Norwegian Kroner Bonds due through 2019	121,889	256,927
U.S. Dollar-denominated Term Loans due through 2021	85,574	112,406
U.S. Dollar-denominated Term Loans due through 2028	1,623,440	2,109,926
U.S. Dollar Non-Public Bonds due through 2024	162,659	166,680
U.S. Dollar Bonds due through 2022	550,000	300,000
Total principal	3,173,229	3,237,703
Less debt issuance costs and other	(49,501)	(54,809)
Total debt	3,123,728	3,182,894
Less current portion	(589,767)	(586,892)
Long-term portion	2,533,961	2,596,002